Restructuring Costs And Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee-related expenses	€ 642	€ 667	€ 791
Expenses related to property, plant and equipment and to inventories	62	39	106
Compensation for early termination of contracts (other than contracts of employment)	11	3	49
Decontamination costs	0	1	27
Other restructuring costs	43	37	89
Total	€ 758	€ 747	€ 1,062